Employee benefit plans - Weighted average assumptions for benefit obligations (Details) - Present Value of Defined Benefit Obligations - Defined Benefit Pension Plans	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plans
Discount rate (as a percent)	3.08%	3.25%
Rate of compensation increase (as a percent)	3.22%	3.23%
Rate of pension increase (as a percent)	1.45%	1.45%